Investment properties, net (Tables)	12 Months Ended
Dec. 31, 2020
Investment properties, net [Abstract]
Investment properties
(a)	Investment properties as of December 31, 2019 and 2020 are as follows:

	2019		2020
Acquisition cost	~~W~~	605,773	767,118
Accumulated depreciation		(117,163)	(151,883)

Carrying value	~~W~~	488,610	615,235

Changes in investment properties
(b)	Changes in investment properties for the years ended December 31, 2019 and 2020 are as follows:

	2019		2020
Beginning balance	~~W~~	474,820	488,610
Acquisition		2,767	244,100
Disposal		(73,588)	(92,337)
Depreciation		(17,565)	(20,165)
Amounts transferred from (to) property and equipment		104,573	(4,064)
Amounts transferred to assets held for sale (*)		(15,795)	(910)
Foreign currency adjustment		(169)	1
Business combination (Note 47)		13,567	—

Ending balance	~~W~~	488,610	615,235

(*)	Comprise land and buildings, etc.

Income and expenses on investment property
(c)	Income and expenses on investment property for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Rental income	~~W~~	32,488	43,777	23,890
Direct operating expenses for investment properties that generated rental income		12,191	12,107	11,951

The fair value of investment property
(d)	The fair value of investment property as of December 31, 2019 and 2020 is as follows:

	2019		2020
Land and buildings (*)	~~W~~	1,062,195	1,254,149

(*)

Fair value of investment properties is estimated based in the recent market transaction conditions with an independent third party and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.